Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	$ 9,838,274
Amortisation	984,724	$ 913,373	$ 892,512
Other Intangible Assets, Ending balance	9,202,594	9,838,274
Net carrying amount	9,202,594	9,838,274
Cancer Stem Cell Technology
Disclosure of detailed information about intangible assets [line items]
Net carrying amount	9,202,594	9,838,274
Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	24,291,316	22,776,020
Foreign currency exchange differences	700,873	1,515,296
Other Intangible Assets, Ending balance	24,992,189	24,291,316	22,776,020
Gross Carrying Amount | KV1.3 Compound
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	1,546,542	1,546,542
Other Intangible Assets, Ending balance	1,546,542	1,546,542	1,546,542
Gross Carrying Amount | VDA Compound
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	2,282,527	2,282,527
Other Intangible Assets, Ending balance	2,282,527	2,282,527	2,282,527
Gross Carrying Amount | MultiCoreTechnology
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	1,265,590	1,265,590
Other Intangible Assets, Ending balance	1,265,590	1,265,590	1,265,590
Gross Carrying Amount | Cancer Stem Cell Technology
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	19,196,657	17,681,361
Foreign currency exchange differences	700,873	1,515,296
Other Intangible Assets, Ending balance	19,897,530	19,196,657	17,681,361
Accumulated Amortisation
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(14,453,042)	(12,830,265)
Amortisation	(984,724)	(913,373)
Foreign currency exchange differences	(351,829)	(709,404)
Other Intangible Assets, Ending balance	(15,789,595)	(14,453,042)	(12,830,265)
Accumulated Amortisation | KV1.3 Compound
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(1,546,542)	(1,546,542)
Other Intangible Assets, Ending balance	(1,546,542)	(1,546,542)	(1,546,542)
Accumulated Amortisation | VDA Compound
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(2,282,527)	(2,282,527)
Other Intangible Assets, Ending balance	(2,282,527)	(2,282,527)	(2,282,527)
Accumulated Amortisation | MultiCoreTechnology
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(1,265,590)	(1,265,590)
Other Intangible Assets, Ending balance	(1,265,590)	(1,265,590)	(1,265,590)
Accumulated Amortisation | Cancer Stem Cell Technology
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(9,358,383)	(7,735,606)
Amortisation	(984,724)	(913,373)
Foreign currency exchange differences	(351,829)	(709,404)
Other Intangible Assets, Ending balance	$ (10,694,936)	$ (9,358,383)	$ (7,735,606)